Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement of comprehensive income [abstract]
Net income	$ 1,772	$ 2,093	$ 2,740
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	543	3,106	1,500
Net gains (losses) on hedges of net investments in foreign operations	16	(1,140)	(559)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	8	27	12
Net gains (losses) on hedges of net investments in foreign operations	(6)	(299)	(147)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	557	2,238	1,076
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	1,234	(2,460)	(321)
Reclassification of net (gains) losses to net income	(791)	1,767	117
Income tax expense (benefit):
Net gains (losses) in fair value	288	(619)	(80)
Reclassification of net (gains) losses to net income	(178)	458	35
Other comprehensive income net of tax available for sale financial assets net of tax	333	(532)	(159)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	3,476	(1,669)	(976)
Reclassification of net (gains) losses to net income	(2,756)	(937)	669
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	983	(444)	(251)
Reclassification of net (gains) losses to net income	(798)	(233)	171
Other comprehensive income net of tax cash flow hedges	535	(1,929)	(227)
Other comprehensive income (loss) from investments in associates	(13)	(382)	4
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(219)	(17)	148
Income tax expense (benefit)	(69)	(1)	69
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(150)	(16)	79
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	101	(160)	194
Income tax expense (benefit)	10	(46)	68
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	91	(114)	126
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(1,090)	373	231
Income tax expense (benefit)	(284)	98	61
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(806)	275	170
Other comprehensive income (loss) from investments in associates	2	0	1
Other comprehensive income (loss)	549	(460)	1,070
Comprehensive income	2,321	1,633	3,810
Comprehensive income (loss) attributable to non-controlling interests	63	60	149
Comprehensive income attributable to equity holders of the Bank	2,258	1,573	3,661
Preferred shareholders and other equity instrument holders	101	106	44
Common shareholders	$ 2,157	$ 1,467	$ 3,617